UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

1

Item 1. Reports to Stockholders.

(a)

Semiannual Report

February 28, 2021 (Unaudited)

Nationwide ETFs

Nationwide Risk-Based U.S. Equity ETF | RBUS

Nationwide Risk-Based International Equity ETF | RBIN

Nationwide Maximum Diversification U.S. Core Equity ETF | MXDU

Nationwide Risk-Managed Income ETF | NUSI

This page intentionally left blank

Nationwide ETFs

Letter to Investors (Unaudited)

February 28, 2021

Dear Investor,

During this unprecedented time of challenge and volatility, Nationwide continues to diligently care for our associates, communities, and ultimately you, our investors. We remain steadfastly committed to protecting people, businesses and futures with extraordinary care. Equity markets were remarkably resilient during the semi-annual reporting period ending February 28, 2021, as investors expressed optimism on the outlook for continued fiscal and monetary support, improving virus trends and the direction of the economic recovery.

Economic growth recovered through the reporting period in response to aggressive stimulus spending and the easing of lockdown restrictions, with growth rates of 33.4% in the third calendar quarter of 2020 and 4.1% in the fourth quarter. Economists estimate a continued rebound of 4% in the first quarter and 4.3% for the full year ending December 31, 2021. Corporate profits also recovered through the period, with a decline of 7% in the third quarter and growth of 1% in the fourth quarter, with forecasted growth of 24% in 2021.

U.S. economic activity improved from the unprecedented challenges from the outbreak, though the lasting implications remain unclear.

Asset Class

Markets experienced continued volatility during the reporting period, though investors adopted an increasingly optimistic approach that saw the sharpest bounce from a bear market since the Great Depression. The S&P 500® Index (“S&P 500”) started the period lower, as investors moved to the sidelines ahead of the November election. September saw a decline of 3.8% and October fell by 2.7%. Investors adopted a notably “risk-on” position following the election, with a 10.9% rally in November and a total return of 18.8% between November and the end of February. Following the sharpest bear market since the Great Depression between February and March of 2020, the S&P 500 returned 72% between the March low and the end of the period. The government has greatly aided the recovery through aggressive fiscal stimulus and the Fed’s accommodative monetary regime. This has driven a sharp recovery in investor, consumer and business confidence that is driving the improved economic data. For the full reporting period, the S&P 500 finished with a return of 9.7%, which is impressive given the continued uncertainty. Fixed income returns were mixed, with a bounce in interest rates offsetting modestly tighter credit spreads.

International markets substantially outperformed domestic following a historic period of underperformance, with the MSCI EAFE® Index gaining 14.45% and the MSCI Emerging Markets® Index returning 22.32%. Markets benefitted from the improved outlook for the global economy and aggressive global central bank stimulus.

The S&P 500 was higher in three of the six months during the reporting period.

The market rally was notable for the broad participation compared with the narrow leadership of large-cap technology names over the past several years. Nearly all risk assets saw impressive gains, though value indexes outperformed growth and small-caps staged an impressive rebound versus large-caps. Leading sectors for the period included energy, financials and industrials, while consumer staples, utilities and real estate lagged.

Fixed-income markets were mixed, with a late rally in long-term interest rates erasing most of the period’s gains. The Federal Reserve continues to stimulate aggressively, with the Fed Funds target rate effectively 0% and the bond-buying program steady at $120 billion per month. The Fed’s balance sheet has doubled in the past 18 months, with current assets at $7.6 trillion. Interest rates steadily climbed from historic lows during the period, with the 10-year Treasury yield beginning the period at 0.70% (record low of 0.51% occurred in August) and ending at 1.46%. The 2-year yield rose modestly to 0.14% from 0.13%, widening the spread between the two yields to the widest level since 2017 at 1.32%

As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.

Letter to Investors (Unaudited) (Continued)

February 28, 2021

The following chart provides returns for various market segments for the reporting period as of February 28, 2021:

Index	Semi-annual Total Return (as of February 28, 2021)
Bloomberg Barclays Emerging Markets USD Aggregate Bond	0.85%
Bloomberg Barclays U.S. Municipal Bond	0.86%
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.22%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-10.20%
Bloomberg Barclays U.S. Aggregate Bond	-1.55%
Bloomberg Barclays U.S. Corporate High Yield	6.09%
MSCI EAFE®	14.45%
MSCI Emerging Markets®	22.32%
MSCI ACWI ex USA	16.65%
Russell 1000® Growth	5.34%
Russell 1000® Value	19.15%
Russell 2000®	41.69%
S&P 500®	9.74%

Source: Morningstar

As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial professional.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.

Sincerely,

Michael S. Spangler
President and CEO
Nationwide Funds

Past performance does not guarantee future results. Index performance is not representative of fund performance. One cannot invest in an index.

© 2021 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar (2) may not be copied or distributed and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadviser, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Index Definitions:

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.

Bloomberg Barclays U.S. Municipal Bond Index: An unmanaged index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg Barclays U.S. Government/Credit 1-3 Year Index: An unmanaged index that measures the performance of non-securitized component of the U.S. Aggregate Index with maturities of 1-3 years, including Treasuries, government-related issues and corporates.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with 10 to 20 years to maturity.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index that measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global

Letter to Investors (Unaudited) (Continued)

February 28, 2021

developed and emerging markets as determined by MSCI; excludes the United States.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

Must be preceded or accompanied by a current prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

KEY RISKS: The Funds are subject to the risks of investing in equity securities. The Funds may also be subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities), including emerging markets (which may include currency fluctuations, political risks, differences in account and limited availability of information). Please refer to the summary prospectus for a more detailed explanation of the Funds’ principal risks. There is no assurance that the investment objectives of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

The results shown represent past performance; past performance does not guarantee future results. Current performance may be lower or higher than the past performance shown, which does not guarantee future results. Share price, principal value, and return will vary, and you may have a gain or a loss when you sell your shares. To obtain the most recent month-end performance, go to etf.nationwide.com or call 800-617-0004.

Portfolio Allocations	Nationwide ETFs

As of February 28, 2021 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF
Sector	Percentage of Net Assets
Health Care	25.2%(a)
Information Technology	16.7
Consumer Staples	13.8
Industrials	10.9
Consumer Discretionary	9.2
Communication Services	8.5
Utilities	6.3
Financials	4.8
Materials	3.9
Energy	0.5
Short-Term Investments and Other Assets and Liabilities	0.2
Total	100.0%

Nationwide Risk-Based International Equity ETF
Sector	Percentage of Net Assets
Industrials	17.0%
Consumer Staples	14.3
Health Care	14.2
Financials	11.9
Communication Services	10.4
Consumer Discretionary	9.3
Information Technology	8.1
Materials	7.0
Utilities	5.0
Real Estate	1.3
Energy	0.9
Short-Term Investments and Other Assets and Liabilities	0.6
Total	100.0%

Nationwide Maximum Diversification U.S. Core Equity ETF
Sector	Percentage of Net Assets
Health Care	22.2%
Consumer Discretionary	14.5
Information Technology	14.0
Consumer Staples	13.1
Communication Services	11.9
Financials	6.1
Industrials	5.1
Real Estate	4.5
Utilities	3.0
Materials	3.0
Energy	2.4
Short-Term Investments and Other Assets and Liabilities	0.2
Total	100.0%

Nationwide Risk-Managed Income ETF
Sector	Percentage of Net Assets
Information Technology	46.8%(a)
Communication Services	18.4
Consumer Discretionary	17.8
Health Care	6.3
Consumer Staples	4.6
Purchased Options	3.0
Industrials	1.7
Utilities	0.8
Short-Term Investments and Other Assets and Liabilities	0.6
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in the Notes to Financial Statements.

Schedules of Investments

February 28, 2021 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 8.5%
5,342	Activision Blizzard, Inc.	$510,749
211	Alphabet, Inc. - Class A (a)	426,623
15,470	AT&T, Inc.	431,458
177	Cable One, Inc. (b)	338,928
711	Charter Communications, Inc. - Class A (a)(b)	436,142
8,038	Comcast Corporation - Class A	423,763
12,936	Discovery, Inc. - Series A (a)(b)	685,996
3,739	Electronic Arts, Inc.	500,914
1,361	Facebook, Inc. - Class A (a)	350,621
13,482	Fox Corporation - Class A (b)	449,085
2,658	Liberty Broadband Corporation - Class A (a)	386,367
953	Netflix, Inc. (a)	513,524
6,348	Omnicom Group, Inc.	436,298
828	Roku, Inc. (a)	327,457
6,781	Snap, Inc. - Class A (a)	445,240
1,523	Spotify Technology SA (a)(b)	468,140
2,289	Take-Two Interactive Software, Inc. (a)	422,229
3,005	T-Mobile US, Inc. (a)	360,510
11,508	Verizon Communications, Inc.	636,393
2,123	Walt Disney Company (a)	401,332
5,265	Yandex NV - A Shares (a)(b)	336,881
		9,288,650
	Consumer Discretionary — 9.2%
154	Amazon.com, Inc. (a)	476,311
323	AutoZone, Inc. (a)	374,654
4,504	Chewy, Inc. - Class A (a)(b)	457,426
295	Chipotle Mexican Grill, Inc. (a)	425,390
2,763	Dollar General Corporation	522,180
4,061	Dollar Tree, Inc. (a)	398,790
1,895	Domino’s Pizza, Inc. (b)	656,636
5,996	DraftKings, Inc. - Class A (a)	368,934
9,790	eBay, Inc.	552,352
1,670	Etsy, Inc. (a)	367,851
1,806	Ferrari NV	356,468
3,206	Garmin, Ltd.	397,608
4,143	Hilton Worldwide Holdings, Inc.	512,406
1,797	McDonald’s Corporation	370,434
183	MercadoLibre, Inc. (a)	299,774
2,595	NIKE, Inc. - Class B	349,754
772	O’Reilly Automotive, Inc. (a)	345,339
3,987	Peloton Interactive, Inc. - Class A (a)	480,314
898	Pool Corporation	300,623
2,523	Target Corporation	462,819
3,169	Tractor Supply Company	503,744
11,375	Yum China Holdings, Inc.	680,681
3,923	Yum! Brands, Inc.	406,148
		10,066,636
	Consumer Staples — 13.8%
12,015	Altria Group, Inc.	523,854
7,443	Archer-Daniels-Midland Company	421,125
5,260	Brown-Forman Corporation - Class B	376,511
6,446	Church & Dwight Company, Inc.	507,623
4,229	Clorox Company	765,660
8,774	Coca-Cola Company	429,838
5,880	Colgate-Palmolive Company	442,176
20,952	Conagra Brands, Inc.	710,901
1,689	Constellation Brands, Inc. - Class A	361,682
1,490	Costco Wholesale Corporation	493,190
1,509	Estee Lauder Companies, Inc. - Class A	431,363
12,290	General Mills, Inc.	676,073
2,806	Hershey Company	408,694
15,053	Hormel Foods Corporation (b)	698,008
6,092	J.M. Smucker Company (b)	682,304
11,130	Kellogg Company (b)	642,312
17,478	Keurig Dr Pepper, Inc. (b)	533,429
4,231	Kimberly-Clark Corporation	542,964
11,216	Kraft Heinz Company (b)	408,038
35,180	Kroger Company	1,133,148
4,456	McCormick & Company, Inc.	375,552
7,017	Mondelez International, Inc. - Class A	373,024
4,132	Monster Beverage Corporation (a)	362,542
2,631	PepsiCo, Inc.	339,899
4,823	Philip Morris International, Inc.	405,228
3,387	Procter & Gamble Company	418,396
7,410	Tyson Foods, Inc. - Class A	501,435
10,010	Walgreens Boots Alliance, Inc.	479,779
4,209	Walmart, Inc.	546,833
		14,991,581
	Energy — 0.5%
7,252	Cheniere Energy, Inc. (a)(b)	488,712
	Financials — 4.8%
3,222	Allstate Corporation	343,465
2,194	Aon plc - Class A (b)	499,597
3,134	Arthur J. Gallagher & Company	375,453

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Financials — 4.8% (Continued)
1,822	Berkshire Hathaway, Inc. - Class B (a)	$438,209
1,722	CME Group, Inc.	343,883
5,680	Interactive Brokers Group, Inc. - Class A (b)	411,175
3,312	Intercontinental Exchange, Inc.	365,347
690	MarketAxess Holdings, Inc.	383,599
3,664	Marsh & McLennan Companies, Inc.	422,166
2,395	Nasdaq, Inc.	331,205
4,837	Progressive Corporation	415,740
6,722	Tradeweb Markets, Inc. - Class A	489,294
1,966	Willis Towers Watson plc	433,778
		5,252,911
	Health Care — 25.2% (c)
3,164	10X Genomics, Inc. - Class A (a)	563,160
3,439	Abbott Laboratories	411,923
4,562	AbbVie, Inc.	491,510
1,634	ABIOMED, Inc. (a)	530,314
3,044	Agilent Technologies, Inc.	371,581
2,879	Alexion Pharmaceuticals, Inc. (a)	439,767
3,311	Alnylam Pharmaceuticals, Inc. (a)	490,359
3,481	AmerisourceBergen Corporation	352,347
1,758	Amgen, Inc.	395,409
5,542	Baxter International, Inc. (b)	430,558
2,173	Becton Dickinson and Company	524,018
1,415	Biogen, Inc. (a)	386,125
4,307	BioMarin Pharmaceutical, Inc. (a)	333,491
683	Bio-Rad Laboratories, Inc. - Class A (a)	399,214
1,412	Bio-Techne Corporation	510,706
9,182	Bristol-Myers Squibb Company	563,131
6,583	Cardinal Health, Inc.	339,156
6,524	Cerner Corporation	451,069
1,076	Cooper Companies, Inc.	415,476
5,697	CVS Health Corporation	388,137
1,797	Danaher Corporation	394,747
941	DexCom, Inc. (a)(b)	374,311
4,129	Edwards Lifesciences Corporation (a)	343,120
2,687	Eli Lilly & Company	550,539
10,685	Gilead Sciences, Inc.	656,059
4,509	Hologic, Inc. (a)	325,054
5,047	Horizon Therapeutics plc (a)	458,823
781	IDEXX Laboratories, Inc. (a)	406,253
1,025	Illumina, Inc. (a)	450,395
5,400	Incyte Corporation (a)	424,764
1,807	Insulet Corporation (a)	468,194
3,245	Johnson & Johnson	514,203
1,938	Masimo Corporation (a)	485,915
1,945	McKesson Corporation	329,716
3,228	Medtronic plc	377,579
5,864	Merck & Company, Inc.	425,844
323	Mettler-Toledo International, Inc. (a)	360,484
9,584	Moderna, Inc. (a)(b)	1,483,700
1,423	Molina Healthcare, Inc. (a)	308,449
2,119	Novocure, Ltd. (a)	315,943
2,940	PerkinElmer, Inc.	370,705
13,726	Pfizer, Inc.	459,684
30,493	QIAGEN NV (a)(b)	1,524,650
3,585	Quest Diagnostics, Inc.	414,391
1,069	Regeneron Pharmaceuticals, Inc. (a)	481,659
1,517	ResMed, Inc.	292,447
4,735	Sarepta Therapeutics, Inc. (a)	412,229
2,529	Seagen, Inc. (a)	382,157
1,906	STERIS plc	333,169
3,044	Teladoc Health, Inc. (a)(b)	672,998
910	Teleflex, Inc.	362,289
861	Thermo Fisher Scientific, Inc.	387,519
2,054	Varian Medical Systems, Inc. (a)	360,005
1,233	Veeva Systems, Inc. - Class A (a)	345,376
1,654	Vertex Pharmaceuticals, Inc. (a)	351,558
28,334	Viatris, Inc. (a)	420,760
1,606	Waters Corporation (a)	439,851
1,420	West Pharmaceutical Services, Inc.	398,523
2,549	Zimmer Biomet Holdings, Inc.	415,640
2,224	Zoetis, Inc.	345,254
		27,412,407
	Industrials — 10.9%
2,711	3M Company	474,588
5,233	Booz Allen Hamilton Holding Corporation	403,674
6,692	C.H. Robinson Worldwide, Inc. (b)	607,968
1,989	Caterpillar, Inc.	429,385
2,949	Copart, Inc. (a)	321,913
405	CoStar Group, Inc. (a)	333,623
1,758	Cummins, Inc.	445,126
2,122	Equifax, Inc.	343,509

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrials — 10.9% (Continued)
5,224	Expeditors International of Washington, Inc.	$479,772
7,423	Fastenal Company	344,205
2,683	General Dynamics Corporation	438,590
4,951	Graco, Inc.	343,352
1,945	IDEX Corporation	379,606
3,871	IHS Markit, Ltd.	349,010
3,452	Jacobs Engineering Group, Inc.	397,256
7,986	Johnson Controls International plc	445,539
2,174	L3Harris Technologies, Inc.	395,472
3,379	Leidos Holdings, Inc.	298,873
1,179	Lockheed Martin Corporation	389,365
6,736	Masco Corporation	358,490
1,521	Northrop Grumman Corporation	443,615
2,000	Old Dominion Freight Line, Inc.	429,540
5,208	PACCAR, Inc.	473,875
4,242	Republic Services, Inc.	377,920
828	Roper Technologies, Inc.	312,669
2,710	Trane Technologies plc	415,280
2,777	United Parcel Service, Inc. - Class B	438,294
1,752	Verisk Analytics, Inc.	287,065
892	W.W. Grainger, Inc.	332,457
3,646	Waste Management, Inc.	404,305
		11,894,336
	Information Technology — 16.7%
1,281	Accenture plc - Class A	321,403
640	Adobe, Inc. (a)	294,189
4,779	Akamai Technologies, Inc. (a)	451,615
1,082	Arista Networks, Inc. (a)	302,787
2,185	Atlassian Corporation plc - Class A (a)	519,375
2,143	Avalara, Inc. (a)	336,322
5,452	Black Knight, Inc. (a)	418,114
2,872	Broadridge Financial Solutions, Inc.	409,231
3,657	Check Point Software Technologies, Ltd. (a)	403,148
8,062	Cisco Systems, Inc.	361,742
4,143	Citrix Systems, Inc.	553,422
5,604	Cloudflare, Inc. - Class A (a)(b)	414,528
908	Coupa Software, Inc. (a)	314,404
1,563	Crowdstrike Holdings, Inc. - Class A (a)	337,608
3,690	Datadog, Inc. - Class A (a)(b)	352,063
1,811	DocuSign, Inc. (a)	410,481
2,170	Fortinet, Inc. (a)(b)	366,405
2,174	Gartner, Inc. (a)	389,233
2,836	International Business Machines Corporation	337,285
2,615	Jack Henry & Associates, Inc.	388,171
2,480	Keysight Technologies, Inc. (a)	350,970
874	MongoDB, Inc. (a)(b)	337,303
2,132	Motorola Solutions, Inc.	374,123
30,404	NortonLifeLock, Inc.	593,182
8,474	Nuance Communications, Inc. (a)	377,940
1,621	Okta, Inc. (a)	423,810
5,985	Oracle Corporation	386,092
1,052	Palo Alto Networks, Inc. (a)	376,942
2,923	PTC, Inc. (a)	400,276
944	RingCentral, Inc. - Class A (a)	356,983
6,661	Seagate Technology plc (b)	487,785
594	ServiceNow, Inc. (a)	316,875
10,763	Slack Technologies, Inc. - Class A (a)	440,530
1,269	Synopsys, Inc. (a)	311,171
1,029	Twilio, Inc. - Class A (a)(b)	404,274
1,085	Tyler Technologies, Inc. (a)	502,811
1,712	VeriSign, Inc. (a)	332,179
2,708	VMware, Inc. - Class A (a)(b)	374,273
1,540	Workday, Inc. - Class A (a)	377,577
2,388	Xilinx, Inc.	311,156
5,995	Zoom Video Communications, Inc. - Class A (a)	2,239,792
2,140	Zscaler, Inc. (a)	438,764
		18,196,334
	Materials — 3.9%
1,200	Air Products and Chemicals, Inc.	306,744
2,241	Avery Dennison Corporation	392,646
4,380	Ball Corporation	374,008
3,360	International Flavors & Fragrances, Inc.	455,313
1,356	Linde plc	331,230
10,761	Newmont Corporation	585,183
2,766	Packaging Corporation of America	365,167
2,697	PPG Industries, Inc.	363,610
3,917	RPM International, Inc. (b)	311,950
482	Sherwin-Williams Company	327,924
2,685	Vulcan Materials Company	448,368
		4,262,143
	Utilities — 6.3%
8,415	Alliant Energy Corporation	388,436
4,859	Ameren Corporation	341,442

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities — 6.3% (Continued)
5,721	American Electric Power Company, Inc.	$428,217
2,396	American Water Works Company, Inc. (b)	339,944
4,472	Atmos Energy Corporation (b)	378,376
7,269	CMS Energy Corporation	393,326
6,819	Consolidated Edison, Inc.	447,667
4,907	Dominion Energy, Inc.	335,246
4,135	Duke Energy Corporation	353,915
5,703	Edison International	307,905
4,055	Eversource Energy	322,291
11,137	FirstEnergy Corporation	369,080
4,435	NextEra Energy, Inc.	325,884
12,588	PPL Corporation	329,680
7,152	Public Service Enterprise Group, Inc.	384,992
2,853	Sempra Energy	330,891
5,548	Southern Company	314,683
4,759	WEC Energy Group, Inc.	383,766
5,998	Xcel Energy, Inc.	351,423
		6,827,164
	TOTAL COMMON STOCKS (Cost $87,223,044)	108,680,874

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
65,162	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (d)	65,162
	TOTAL SHORT-TERM INVESTMENTS (Cost $65,162)	65,162

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.2%
	Private Funds — 13.2%
14,374,788	Mount Vernon Liquid Assets Portfolio, LLC, 0.13% (d)	$14,374,788
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,374,788)	14,374,788

	Total Investments (Cost $101,662,994) — 113.1%	123,120,824
	Liabilities in Excess of Other Assets — (13.1)%	(14,269,909)
	TOTAL NET ASSETS — 100.0%	$108,850,915

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2021. The total value of securities on loan is $14,040,489.
(c)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of February 28, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Risk-Based International Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	AUSTRALIA — 4.5%
	Communication Services — 0.5%
219,415	Telstra Corporation, Ltd.	$523,201
	Consumer Discretionary — 0.3%
9,631	Wesfarmers, Ltd.	367,148
	Consumer Staples — 0.8%
35,839	Coles Group, Ltd.	425,353
17,652	Woolworths Group, Ltd.	538,446
		963,799
	Financials — 0.4%
7,931	ASX, Ltd.	415,075
	Health Care — 1.1%
2,680	Cochlear, Ltd.	438,644
1,945	CSL, Ltd.	395,412
17,905	Sonic Healthcare, Ltd.	439,841
		1,273,897
	Industrials — 0.4%
53,964	Brambles, Ltd.	413,610
	Materials — 1.0%
19,581	Fortescue Metals Group, Ltd.	365,497
19,917	Newcrest Mining, Ltd.	379,941
4,185	Rio Tinto, Ltd.	412,098
		1,157,536
		5,114,266
	AUSTRIA — 0.6%
	Materials — 0.4%
9,714	voestalpine AG	387,211
	Utilities — 0.2%
3,431	Verbund AG	263,199
		650,410
	BELGIUM — 1.7%
	Financials — 0.4%
1,385	Sofina SA	461,465
	Health Care — 0.3%
3,996	UCB SA	399,862
	Materials — 0.7%
2,745	Solvay SA	336,853
7,982	Umicore SA	471,444
		808,297
	Utilities — 0.3%
3,113	Elia Group SA/NV	338,558
		2,008,182
	CHINA — 2.9%
	Financials — 2.9%
2,128,000	Agricultural Bank of China, Ltd. - H-Shares	773,584
2,509,000	Bank of China, Ltd. - H-Shares	879,744
1,085,000	China Construction Bank Corporation - H-Shares	871,374
61,000	Ping An Insurance Group Company of China, Ltd. - H-Shares	749,393
		3,274,095
		3,274,095
	CURACAO — 0.5%
	Financials — 0.5%
3,212	HAL Trust	517,750
		517,750
	CYPRUS — 0.3%
	Materials — 0.3%
15,751	Polymetal International plc	313,034
		313,034
	DENMARK — 4.1%
	Consumer Staples — 0.4%
2,969	Carlsberg AS - Series B	470,097
	Health Care — 2.3%
16,258	Ambu AS - Series B	757,402
6,583	Coloplast AS - Series B	1,008,793
875	Genmab AS (a)	295,654
8,560	Novo Nordisk AS - Series B	611,932
		2,673,781
	Materials — 1.1%
6,017	Chr Hansen Holding AS (a)	519,370
11,402	Novozymes AS - Series B	708,733
		1,228,103
	Utilities — 0.3%
1,908	Orsted AS	310,824
		4,682,805
	FINLAND — 1.4%
	Energy — 0.2%
4,541	Neste Oyj	300,176
	Industrials — 0.5%
7,194	Kone Oyj - Series B	577,015
	Information Technology — 0.3%
78,377	Nokia Oyj (a)	313,942
	Materials — 0.4%
11,136	UPM-Kymmene Oyj	427,133
		1,618,266
	FRANCE — 5.4%
	Communication Services — 1.1%
37,067	Orange SA	429,582
5,368	Ubisoft Entertainment SA (a)	440,329
12,895	Vivendi SE	447,176
		1,317,087

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	FRANCE — 5.4% (Continued)
	Consumer Discretionary — 0.7%
2,505	EssilorLuxottica SA	$410,476
400	Hermes International	448,232
		858,708
	Consumer Staples — 1.6%
27,763	Carrefour SA	486,778
7,433	Danone SA	509,391
1,077	L’Oreal SA	395,839
2,308	Pernod Ricard SA	440,808
		1,832,816
	Health Care — 0.4%
5,294	Sanofi	487,079
	Industrials — 0.9%
6,541	Alstom SA	328,217
3,366	Legrand SA	293,840
1,008	Teleperformance	358,610
		980,667
	Information Technology — 0.4%
2,016	Dassault Systemes SE	420,642
	Materials — 0.3%
2,278	Air Liquide SA	344,800
		6,241,799
	GERMANY — 8.0%
	Communication Services — 0.9%
22,069	Deutsche Telekom AG	402,613
7,931	Scout24 AG	601,183
		1,003,796
	Consumer Discretionary — 1.0%
2,594	Delivery Hero SE (a)	332,806
6,382	HelloFresh SE (a)	499,647
2,981	Zalando SE (a)	307,631
		1,140,084
	Consumer Staples — 0.4%
4,833	Beiersdorf AG	480,449
	Financials — 0.3%
2,156	Deutsche Boerse AG	354,728
	Health Care — 1.5%
5,410	Bayer AG	329,120
6,175	Fresenius Medical Care AG & Company KGaA	429,925
2,232	Merck KGaA	364,523
10,166	Siemens Healthineers AG	565,518
		1,689,086
	Industrials — 1.1%
4,118	Brenntag SE	321,199
6,723	Deutsche Post AG	335,065
4,991	Knorr-Bremse AG	639,369
		1,295,633
	Information Technology — 0.7%
2,777	SAP SE	344,016
9,372	TeamViewer AG (a)	506,219
		850,235
	Materials — 0.5%
4,319	Symrise AG	507,045
	Real Estate — 1.3%
11,112	Deutsche Wohnen SE	525,347
3,951	LEG Immobilien AG	542,588
6,380	Vonovia SE	408,420
		1,476,355
	Utilities — 0.3%
34,939	E.ON SE	358,355
		9,155,766
	HONG KONG — 1.8%
	Financials — 0.6%
12,400	Hong Kong Exchanges & Clearing, Ltd.	756,402
	Industrials — 1.2%
26,100	Jardine Matheson Holdings, Ltd.	1,365,552
		2,121,954
	IRELAND — 1.2%
	Consumer Discretionary — 0.3%
1,526	Flutter Entertainment plc (a)	294,848
	Consumer Staples — 0.4%
3,865	Kerry Group plc - Series A	468,899
	Industrials — 0.5%
7,141	Experian plc	226,931
5,007	Kingspan Group plc	366,169
		593,100
		1,356,847
	ITALY — 2.2%
	Communication Services — 0.3%
749,348	Telecom Italia SpA/Milano	357,365
	Financials — 0.7%
20,353	Assicurazioni Generali SpA	384,154
25,431	FinecoBank Banca Fineco SpA	449,748
		833,902
	Industrials — 0.3%
11,016	Prysmian SpA	356,877

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	ITALY — 2.2% (Continued)
	Utilities — 0.9%
30,089	Enel SpA	$286,478
61,774	Snam SpA	322,119
49,637	Terna Rete Elettrica Nazionale SpA	347,519
		956,116
		2,504,260
	JAPAN — 35.8% (c)
	Communication Services — 4.8%
25,900	KDDI Corporation	799,803
47,500	Nexon Company, Ltd.	1,498,029
1,500	Nintendo Company, Ltd.	911,629
32,700	Nippon Telegraph & Telephone Corporation	846,506
110,100	Softbank Corporation	1,489,150
		5,545,117
	Consumer Discretionary — 4.8%
18,600	Bridgestone Corporation	726,437
4,000	Nitori Holdings Company, Ltd.	746,198
4,300	Oriental Land Company, Ltd.	720,031
35,400	Pan Pacific International Holdings Corporation	829,013
34,000	Sekisui House, Ltd.	637,300
5,800	Shimano, Inc.	1,296,208
5,600	Sony Corporation	584,494
		5,539,681
	Consumer Staples — 5.4%
17,400	Aeon Company, Ltd. (b)	523,111
34,700	Ajinomoto Company, Inc.	690,157
45,700	Japan Tobacco, Inc.	825,723
8,900	Kao Corporation	596,786
28,400	Kirin Holdings Company, Ltd.	556,724
18,300	MEIJI Holdings Company, Ltd.	1,161,141
15,400	Seven & i Holdings Company, Ltd. (b)	583,534
9,000	Shiseido Company, Ltd.	668,453
15,700	Unicharm Corporation	621,280
		6,226,909
	Energy — 0.7%
177,100	ENEOS Holdings, Inc.	777,451
	Financials — 2.5%
38,100	Japan Exchange Group, Inc.	820,183
85,900	Japan Post Holdings Company, Ltd.	734,189
25,000	MS&AD Insurance Group Holdings, Inc.	703,961
12,300	Tokio Marine Holdings, Inc.	606,457
		2,864,790
	Health Care — 5.1%
37,300	Astellas Pharma, Inc.	586,073
16,900	Chugai Pharmaceutical Company, Ltd.	755,534
15,900	Daiichi Sankyo Company, Ltd.	449,212
7,200	Eisai Company, Ltd.	494,620
4,900	Hoya Corporation	556,505
4,800	M3, Inc.	379,576
19,200	ONO Pharmaceutical Company, Ltd.	516,133
11,500	Shionogi & Company, Ltd.	584,283
4,900	Sysmex Corporation	509,823
14,500	Takeda Pharmaceutical Company, Ltd.	487,507
13,600	Terumo Corporation	504,351
		5,823,617
	Industrials — 7.0%
27,700	ANA Holdings, Inc. (a)	664,030
4,900	Central Japan Railway Company	800,724
4,300	Daifuku Company, Ltd.	410,869
2,700	Daikin Industries, Ltd.	525,098
10,700	East Japan Railway Company	789,092
23,000	ITOCHU Corporation (b)	683,912
25,200	Kubota Corporation (b)	569,448
28,200	Mitsubishi Corporation	794,862
22,600	Odakyu Electric Railway Company, Ltd.	660,775
7,100	Secom Company, Ltd.	614,836
31,200	SG Holdings Company, Ltd.	716,891
12,500	West Japan Railway Company	764,267
		7,994,804
	Information Technology — 4.4%
14,400	FUJIFILM Holdings Corporation	820,425
3,300	Fujitsu, Ltd.	475,765
1,100	Keyence Corporation	522,020
9,200	Kyocera Corporation	592,207
6,500	Murata Manufacturing Company, Ltd	554,031
10,000	NEC Corporation	544,396
16,800	Nomura Research Institute, Ltd.	521,945
2,900	Obic Company, Ltd.	489,412
14,700	Shimadzu Corporation	528,449
		5,048,650
	Materials — 0.4%
6,000	Nippon Paint Holdings Company, Ltd.	446,030
	Utilities — 0.7%
43,000	Tokyo Gas Company, Ltd.	888,736
		41,155,785

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	LUXEMBOURG — 0.4%
	Health Care — 0.4%
5,701	Eurofins Scientific SE (a)	$509,579
		509,579
	NETHERLANDS — 4.4%
	Communication Services — 0.4%
134,750	Koninklijke KPN NV	442,919
	Consumer Discretionary — 0.7%
3,439	Just Eat Takeaway.com NV (a)	333,439
3,765	Prosus NV	448,129
		781,568
	Consumer Staples — 0.8%
3,827	Heineken NV	379,513
22,509	Koninklijke Ahold Delhaize NV	596,698
		976,211
	Health Care — 0.6%
1,149	Argenx SE (a)	387,156
6,803	Koninklijke Philips NV	371,215
		758,371
	Industrials — 0.4%
5,552	Wolters Kluwer NV	442,618
	Information Technology — 0.8%
212	Adyen NV (a)	493,035
687	ASML Holding NV	388,046
		881,081
	Materials — 0.7%
3,384	Akzo Nobel NV	351,437
2,612	Koninklijke DSM NV	432,924
		784,361
		5,067,129
	NEW ZEALAND — 0.2%
	Information Technology — 0.2%
3,026	Xero, Ltd. (a)	277,449
		277,449
	NORWAY — 1.1%
	Communication Services — 0.3%
23,776	Telenor ASA	386,926
	Consumer Staples — 0.8%
19,534	Mowi ASA	474,967
41,228	Orkla ASA	382,312
		857,279
		1,244,205
	PORTUGAL — 0.7%
	Consumer Staples — 0.4%
33,240	Jeronimo Martins SGPS SA	518,455
	Utilities — 0.3%
54,856	EDP - Energias de Portugal SA	316,008
		834,463
	SINGAPORE — 2.6%
	Communication Services — 0.6%
389,200	Singapore Telecommunications, Ltd.	687,840
	Financials — 1.6%
67,000	Oversea-Chinese Banking Corporation, Ltd.	553,756
92,100	Singapore Exchange, Ltd.	691,945
29,200	United Overseas Bank, Ltd.	541,969
		1,787,670
	Industrials — 0.4%
134,800	Keppel Corporation, Ltd.	514,991
		2,990,501
	SPAIN — 2.5%
	Communication Services — 0.7%
7,324	Cellnex Telecom SA	400,488
89,469	Telefonica SA	382,914
		783,402
	Health Care — 0.4%
18,806	Grifols SA	475,252
	Industrials — 0.3%
7,409	Siemens Gamesa Renewable Energy SA	276,985
	Utilities — 1.1%
12,671	EDP Renovaveis SA	278,379
12,741	Endesa SA	317,806
25,250	Iberdrola SA	319,510
15,218	Naturgy Energy Group SA	382,547
		1,298,242
		2,833,881
	SWEDEN — 2.4%
	Consumer Discretionary — 0.4%
3,447	Evolution Gaming Group AB	431,485
	Financials — 0.8%
4,123	Investor AB - Series B	306,669
30,091	Svenska Handelsbanken AB - Series A	318,889
18,793	Swedbank AB - Series A	331,156
		956,714
	Industrials — 0.9%
13,263	Assa Abloy AB - Series B	334,255
5,976	Atlas Copco AB - Series A	342,976
16,809	Epiroc AB - Series A	358,588
		1,035,819

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	SWEDEN — 2.4% (Continued)
	Information Technology — 0.3%
29,510	Telefonaktiebolaget LM Ericsson - Series B	$370,276
		2,794,294
	SWITZERLAND — 4.3%
	Consumer Staples — 0.9%
5	Chocoladefabriken Lindt & Spruengli AG	444,604
5,378	Nestle SA	564,354
		1,008,958
	Health Care — 1.2%
674	Lonza Group AG	427,197
5,126	Novartis AG	442,728
1,720	Roche Holding AG	566,082
		1,436,007
	Industrials — 1.3%
638	Geberit AG	377,881
2,333	Schindler Holding AG	639,623
158	SGS SA	452,900
		1,470,404
	Information Technology — 0.4%
4,621	Logitech International SA	495,227
	Materials — 0.5%
145	Givaudan SA	548,894
		4,959,490
	UNITED KINGDOM — 10.4%
	Communication Services — 0.8%
202,995	BT Group plc (a)	350,642
37,630	Rightmove plc	297,248
191,080	Vodafone Group plc	325,974
		973,864
	Consumer Discretionary — 1.1%
4,716	Berkeley Group Holdings plc	267,231
99,973	Kingfisher plc (a)	370,954
18,520	Ocado Group plc (a)	569,639
		1,207,824
	Consumer Staples — 2.4%
10,845	Associated British Foods plc (a)	359,044
10,909	British American Tobacco plc	379,083
8,650	Diageo plc	340,130
22,793	Imperial Brands plc	424,784
5,883	Reckitt Benckiser Group plc	493,499
121,179	Tesco plc	380,854
7,656	Unilever plc	399,573
		2,776,967
	Financials — 1.2%
12,191	Admiral Group plc	526,323
73,433	HSBC Holdings plc	437,563
3,017	London Stock Exchange Group plc	405,692
		1,369,578
	Health Care — 0.9%
4,334	AstraZeneca plc	420,821
22,419	GlaxoSmithKline plc	373,243
13,858	Smith & Nephew plc	268,437
		1,062,501
	Industrials — 1.8%
51,137	BAE Systems plc	345,961
11,747	Bunzl plc	367,391
4,304	Intertek Group plc	322,292
13,552	RELX plc	320,677
51,095	Rentokil Initial plc	333,390
2,803	Spirax-Sarco Engineering plc	419,709
		2,109,420
	Information Technology — 0.6%
10,123	Halma plc	320,846
47,835	Sage Group plc	373,579
		694,425
	Materials — 0.7%
5,012	Croda International plc	432,207
4,048	Rio Tinto plc	350,152
		782,359
	Utilities — 0.9%
31,581	National Grid plc	356,051
13,526	SSE plc	250,471
33,325	United Utilities Group plc	400,314
		1,006,836
		11,983,774
	TOTAL COMMON STOCKS (Cost $99,663,575)	114,209,984

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
97,418	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (d)	97,418
	TOTAL SHORT-TERM INVESTMENTS (Cost $97,418)	97,418

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Risk-Based International Equity ETF (Continued)

Principal Amount	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.6%
	Repurchase Agreements — 1.6%
$420,641	BofA Securities, Inc. - 0.03%, dated 2/26/2021, matures 3/01/2021, repurchase price $420,642 (collateralized by various U.S. government obligations: Total Value $429,054)	$420,641
420,641	Citigroup Global Markets, Inc. - 0.02%, dated 2/26/2021, matures 3/01/2021, repurchase price $420,642 (collateralized by various U.S. government obligations: Total Value $429,054)	420,641
420,641	Daiwa Capital Markets America — 0.03%, dated 2/26/2021, matures 3/01/2021, repurchase price $420,642 (collateralized by various U.S. government obligations: Total Value $429,054)	420,641
124,699	Morgan, Stanley & Company, LLC — 0.02%, dated 2/26/2021, matures 3/01/2021, repurchase price $124,699 (collateralized by various U.S. government obligations: Total Value $127,193)	124,699
$420,641	RBC Dominion Securities, Inc. - 0.03%, dated 2/26/2021, matures 3/01/2021, repurchase price $420,642 (collateralized by various U.S. government obligations: Total Value $429,054)	$420,641
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,807,263)	1,807,263

	Total Investments (Cost $101,568,256) — 99.5%	116,114,665
	Liabilities in Excess of Other Assets — (1.1)%	(1,263,370)
	TOTAL NET ASSETS — 100.0%	$114,851,295

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2021. The total value of securities on loan is $1,720,158.
(c)

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted be events or conditions affecting that country or region. See Note 9 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of February 28, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 11.9%
2,720	Activision Blizzard, Inc.	$260,059
1,037	Altice USA, Inc. - Class A (a)	34,854
22,490	AT&T, Inc.	627,246
18	Cable One, Inc. (b)	34,467
443	Charter Communications, Inc. - Class A (a)	271,745
14,345	Comcast Corporation - Class A	756,268
6,866	Discovery, Inc. - Class C (a)(b)	308,970
922	Electronic Arts, Inc.	123,520
5,079	Facebook, Inc. - Class A (a)	1,308,452
1,065	Fox Corporation - Class A (b)	35,475
1,222	Interpublic Group of Companies, Inc.	31,919
466	Liberty Broadband Corporation - Class C (a)	69,672
1,168	Liberty Global plc - Class C (a)	28,382
623	Liberty Media Corporation-Liberty Formula One - Class C (a)	27,350
451	Live Nation Entertainment, Inc. (a)	40,076
3,476	Lumen Technologies, Inc. (b)	42,720
1,984	Match Group, Inc. (a)	303,254
1,373	Netflix, Inc. (a)	739,841
671	Omnicom Group, Inc.	46,118
1,643	Pinterest, Inc. - Class A (a)	132,393
5,380	Roku, Inc. (a)	2,127,683
1,864	Sirius XM Holdings, Inc. (b)	10,904
33,131	Snap, Inc. - Class A (a)	2,175,382
3,861	Spotify Technology SA (a)(b)	1,186,794
865	Take-Two Interactive Software, Inc. (a)	159,558
2,521	Twitter, Inc. (a)	194,268
13,088	Verizon Communications, Inc.	723,767
1,698	ViacomCBS, Inc. - Class B	109,504
5,733	Walt Disney Company (a)	1,083,766
1,113	Zillow Group, Inc. - Class C (a)	179,560
3,166	Zynga, Inc. - Class A (a)	35,301
		13,209,268
	Consumer Discretionary — 14.5%
219	Advance Auto Parts, Inc.	35,117
414	Amazon.com, Inc. (a)	1,280,473
846	Aptiv plc (a)(b)	126,764
14,942	Aramark	554,647
276	Autoliv, Inc.	24,840
319	AutoZone, Inc. (a)	370,014
240	Best Buy Company, Inc.	24,084
130	Booking Holdings, Inc. (a)	302,706
649	BorgWarner, Inc.	29,205
188	Bright Horizons Family Solutions, Inc. (a)(b)	30,016
207	Burlington Stores, Inc. (a)	53,576
640	Caesars Entertainment, Inc. (a)	59,802
513	CarMax, Inc. (a)	61,309
14,835	Carnival Corporation (b)	396,836
214	Carvana Company (a)(b)	60,669
7,888	Chegg, Inc. (a)(b)	761,429
875	Chipotle Mexican Grill, Inc. (a)	1,261,751
1,069	D.R. Horton, Inc.	82,174
412	Darden Restaurants, Inc.	56,580
793	Dollar General Corporation	149,869
7,973	Dollar Tree, Inc. (a)	782,948
2,479	Domino’s Pizza, Inc.	858,998
2,095	eBay, Inc.	118,200
3,181	Etsy, Inc. (a)	700,679
426	Expedia Group, Inc.	68,586
3,067	Farfetch, Ltd. - Class A (a)	202,054
173	Five Below, Inc. (a)	32,199
12,228	Ford Motor Company	143,068
441	Garmin, Ltd.	54,693
4,043	General Motors Company	207,527
773	Gentex Corporation	27,349
442	Genuine Parts Company	46,565
404	Hasbro, Inc.	37,859
861	Hilton Worldwide Holdings, Inc.	106,489
3,961	L Brands, Inc.	216,508
1,155	Las Vegas Sands Corporation	72,303
188	Lear Corporation	31,225
850	Lennar Corporation - Class A	70,525
816	LKQ Corporation (a)	32,142
301	Lululemon Athletica, Inc. (a)	93,816
3,219	Marriott International, Inc. - Class A	476,637
2,410	McDonald’s Corporation	496,797
151	MercadoLibre, Inc. (a)	247,355
1,221	MGM Resorts International	46,142
1,512	NIKE, Inc. - Class B	203,787
19	NVR, Inc. (a)	85,515
230	O’Reilly Automotive, Inc. (a)	102,886
8,935	Peloton Interactive, Inc. - Class A (a)	1,076,399
479	Penn National Gaming, Inc. (a)(b)	55,459
123	Pool Corporation	41,177
818	PulteGroup, Inc.	36,900
1,098	Ross Stores, Inc.	128,071

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Consumer Discretionary — 14.5% (Continued)
6,404	Royal Caribbean Cruises, Ltd.	$597,301
540	Service Corporation International	25,790
140	Starbucks Corporation	15,124
2,331	Target Corporation	427,599
3,503	TJX Companies, Inc.	231,163
365	Tractor Supply Company	58,020
1,364	Ulta Beauty, Inc. (a)(b)	439,657
1,011	V.F. Corporation	80,000
187	Vail Resorts, Inc. (b)	57,817
222	Wayfair, Inc. - Class A (a)(b)	64,154
195	Whirlpool Corporation	37,066
165	Williams-Sonoma, Inc.	21,663
424	Wynn Resorts, Ltd. (a)(b)	55,854
20,893	Yum China Holdings, Inc.	1,250,237
949	Yum! Brands, Inc.	98,250
		16,082,414
	Consumer Staples — 13.1%
568	Boston Beer Company, Inc. - Class A (a)(b)	584,307
952	Brown-Forman Corporation - Class B	68,144
423	Bunge, Ltd.	32,393
12,723	Campbell Soup Company (b)	578,642
5,609	Church & Dwight Company, Inc.	441,709
7,873	Clorox Company (b)	1,425,407
12,190	Coca-Cola Company	597,189
2,729	Colgate-Palmolive Company	205,221
30,162	Conagra Brands, Inc.	1,023,397
493	Constellation Brands, Inc. - Class A	105,571
1,423	Costco Wholesale Corporation	471,013
675	Estee Lauder Companies, Inc. - Class A	192,956
19,722	General Mills, Inc.	1,084,907
463	Hershey Company	67,436
4,817	Hormel Foods Corporation (b)	223,364
6,907	J.M. Smucker Company (b)	773,584
13,517	Kellogg Company (b)	780,066
9,275	Keurig Dr Pepper, Inc. (b)	283,073
1,086	Kimberly-Clark Corporation	139,366
26,746	Kraft Heinz Company (b)	973,019
47,145	Kroger Company	1,518,541
4,376	Lamb Weston Holdings, Inc.	349,074
778	McCormick & Company, Inc.	65,570
572	Molson Coors Beverage Company - Class B	25,425
4,514	Mondelez International, Inc. - Class A	239,964
789	Monster Beverage Corporation (a)	69,227
4,312	PepsiCo, Inc.	557,067
7,821	Procter & Gamble Company	966,128
1,523	Sysco Corporation	121,276
6,383	Tyson Foods, Inc. - Class A	431,938
3,043	Walgreens Boots Alliance, Inc.	145,851
		14,540,825
	Energy — 2.4%
1,976	Baker Hughes Company	48,372
24,947	Cabot Oil & Gas Corporation (b)	461,769
742	Cheniere Energy, Inc. (a)(b)	50,003
1,526	Chevron Corporation	152,600
3,378	ConocoPhillips	175,690
10,164	Diamondback Energy, Inc. (b)	704,163
1,827	EOG Resources, Inc.	117,951
2,558	Halliburton Company	55,841
882	Hess Corporation (b)	57,797
6,120	Kinder Morgan, Inc.	89,964
9,643	Occidental Petroleum Corporation (b)	256,600
1,391	ONEOK, Inc.	61,607
513	Pioneer Natural Resources Company (b)	76,216
4,366	Schlumberger NV	121,856
1,314	Valero Energy Corporation	101,152
3,817	Williams Companies, Inc. (b)	87,180
		2,618,761
	Financials — 6.1%
2,084	Aflac, Inc.	99,803
9,345	AGNC Investment Corporation	149,800
43	Alleghany Corporation	27,796
311	Allstate Corporation	33,153
1,172	Ally Financial, Inc.	48,638
423	American Express Company	57,215
2,387	American International Group, Inc.	104,909
72,900	Annaly Capital Management, Inc.	605,799
724	Aon plc - Class A (b)	164,862
346	Arch Capital Group, Ltd. (a)	12,394
553	Arthur J. Gallagher & Company	66,249
185	Assurant, Inc.	22,796
1,293	Bank of America Corporation	44,880
2,557	Bank of New York Mellon Corporation	107,803
1,022	Berkshire Hathaway, Inc. - Class B (a)	245,802

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Financials — 6.1% (Continued)
423	Capital One Financial Corporation	$50,840
3,114	Cboe Global Markets, Inc. (b)	308,161
4,837	Charles Schwab Corporation	298,540
1,255	Chubb, Ltd.	204,037
490	Cincinnati Financial Corporation (b)	47,956
1,375	Citizens Financial Group, Inc.	59,730
1,130	CME Group, Inc.	225,661
333	Commerce Bancshares, Inc./MO (b)	24,652
867	Credicorp, Ltd.	138,729
124	Everest Re Group, Ltd.	29,984
875	Fidelity National Financial, Inc.	33,495
466	Fifth Third Bancorp	16,166
535	First Republic Bank/CA	88,141
1,125	Hartford Financial Services Group, Inc.	57,026
3,164	Huntington Bancshares, Inc.	48,536
1,484	Intercontinental Exchange, Inc.	163,700
987	JPMorgan Chase & Company	145,257
3,144	KeyCorporation	63,320
648	Loews Corporation	30,981
253	LPL Financial Holdings, Inc.	33,280
1,051	M&T Bank Corporation	158,638
1,466	MarketAxess Holdings, Inc.	815,008
1,614	Marsh & McLennan Companies, Inc.	185,964
624	Northern Trust Corporation	59,361
308	PNC Financial Services Group, Inc.	51,855
376	Principal Financial Group, Inc.	21,274
1,864	Progressive Corporation	160,211
385	Raymond James Financial, Inc.	44,945
3,093	Regions Financial Corporation	63,809
213	Reinsurance Group of America, Inc.	26,035
159	RenaissanceRe Holdings, Ltd.	26,550
1,049	State Street Corporation	76,336
795	Travelers Companies, Inc.	115,673
4,339	Truist Financial Corporation	247,149
4,335	U.S. Bancorp	216,750
405	Voya Financial, Inc.	24,413
12,934	Wells Fargo & Company	467,822
404	Willis Towers Watson plc	89,139
441	W.R. Berkley Corporation	30,575
		6,741,598
	Health Care — 22.2%
2,331	10X Genomics, Inc. - Class A (a)	414,895
2,265	Abbott Laboratories	271,302
5,633	AbbVie, Inc.	606,899
2,795	ABIOMED, Inc. (a)	907,117
660	Alexion Pharmaceuticals, Inc. (a)	100,815
233	Align Technology, Inc. (a)	132,137
6,101	Alnylam Pharmaceuticals, Inc. (a)	903,558
99	Amedisys, Inc. (a)	25,110
464	AmerisourceBergen Corporation	46,966
1,866	Amgen, Inc.	419,701
802	Anthem, Inc.	243,158
1,407	Avantor, Inc. (a)	39,213
1,650	Baxter International, Inc.	128,189
923	Becton Dickinson and Company	222,581
6,210	Biogen, Inc. (a)	1,694,585
2,992	BioMarin Pharmaceutical, Inc. (a)	231,671
66	Bio-Rad Laboratories, Inc. - Class A (a)	38,577
121	Bio-Techne Corporation	43,764
486	Boston Scientific Corporation (a)	18,847
7,198	Bristol-Myers Squibb Company	441,453
916	Cardinal Health, Inc.	47,192
1,838	Centene Corporation (a)	107,597
962	Cerner Corporation	66,513
51	Chemed Corporation	22,706
1,169	Cigna Corporation	245,373
169	Cooper Companies, Inc.	65,256
4,169	CVS Health Corporation	284,034
861	Danaher Corporation	189,136
253	DaVita, Inc. (a)	25,839
704	DENTSPLY SIRONA, Inc.	37,361
3,167	DexCom, Inc. (a)	1,259,769
1,970	Edwards Lifesciences Corporation (a)	163,707
1,482	Elanco Animal Health, Inc. (a)	48,699
2,730	Eli Lilly & Company	559,350
308	Encompass Health Corporation	24,776
1,877	Exact Sciences Corporation (a)	255,497
12,612	Gilead Sciences, Inc.	774,377
1,162	Guardant Health, Inc. (a)	171,023
857	HCA Healthcare, Inc.	147,430
443	Henry Schein, Inc. (a)	27,400
809	Hologic, Inc. (a)	58,321

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care — 22.2% (Continued)
2,751	Horizon Therapeutics plc (a)	$250,093
420	Humana, Inc.	159,453
165	ICON plc (a)	29,812
266	IDEXX Laboratories, Inc. (a)	138,365
471	Illumina, Inc. (a)	206,962
581	Incyte Corporation (a)	45,701
3,343	Insulet Corporation (a)	866,171
550	Invitae Corporation (a)(b)	22,072
418	Ionis Pharmaceuticals, Inc. (a)(b)	21,903
783	Jazz Pharmaceuticals plc (a)	131,575
8,345	Johnson & Johnson	1,322,349
161	Masimo Corporation (a)	40,368
512	McKesson Corporation	86,794
4,348	Medtronic plc	508,586
8,076	Merck & Company, Inc.	586,479
74	Mettler-Toledo International, Inc. (a)	82,588
143	Mirati Therapeutics, Inc. (a)	28,732
10,436	Moderna, Inc. (a)	1,615,597
185	Molina Healthcare, Inc. (a)	40,101
3,675	Neurocrine Biosciences, Inc. (a)	402,449
266	Novocure, Ltd. (a)	39,661
350	PerkinElmer, Inc.	44,132
17,538	Pfizer, Inc.	587,348
421	Quest Diagnostics, Inc.	48,663
937	Regeneron Pharmaceuticals, Inc. (a)	422,184
156	Repligen Corporation (a)	33,133
453	ResMed, Inc.	87,329
4,477	Sarepta Therapeutics, Inc. (a)	389,768
2,446	Seagen, Inc. (a)	369,615
268	STERIS plc	46,846
7,824	Teladoc Health, Inc. (a)(b)	1,729,807
147	Teleflex, Inc.	58,524
1,249	Thermo Fisher Scientific, Inc.	562,149
2,835	UnitedHealth Group, Inc.	941,843
237	Universal Health Services, Inc. - Class B	29,703
423	Veeva Systems, Inc. - Class A (a)	118,487
831	Vertex Pharmaceuticals, Inc. (a)	176,629
36,292	Viatris, Inc. (a)	538,936
194	Waters Corporation (a)	53,133
231	West Pharmaceutical Services, Inc.	64,830
651	Zimmer Biomet Holdings, Inc.	106,152
		24,546,916
	Industrials — 5.1%
1,832	3M Company	320,710
291	Allegion plc	31,655
2,265	American Airlines Group, Inc. (a)(b)	47,429
417	AO Smith Corporation	24,757
425	Booz Allen Hamilton Holding Corporation	32,785
1,247	C.H. Robinson Worldwide, Inc. (b)	113,290
172	Carlisle Companies, Inc.	24,983
1,755	Caterpillar, Inc.	378,870
3,721	Clarivate plc (a)	84,653
663	Copart, Inc. (a)	72,373
123	CoStar Group, Inc. (a)	101,322
459	Cummins, Inc.	116,219
256	Deere & Company	89,375
2,004	Delta Air Lines, Inc.	96,072
1,920	Emerson Electric Company	164,928
382	Equifax, Inc.	61,838
528	Expeditors International of Washington, Inc.	48,492
1,802	Fastenal Company	83,559
771	FedEx Corporation	196,220
117	Generac Holdings, Inc. (a)	38,559
29,427	General Electric Company	369,015
230	HEICO Corporation - Class A	26,625
1,259	Howmet Aerospace, Inc. (a)	35,390
435	IAA, Inc. (a)(b)	25,504
236	IDEX Corporation	46,060
1,169	Ingersoll Rand, Inc. (a)	54,171
265	JB Hunt Transport Services, Inc.	38,921
2,338	Johnson Controls International plc	130,438
295	Kansas City Southern	62,640
109	Lennox International, Inc. (b)	30,495
1,758	Lyft, Inc. - Class A (a)	97,921
820	Masco Corporation	43,640
330	Old Dominion Freight Line, Inc.	70,874
1,072	PACCAR, Inc.	97,541
403	Pentair plc	22,540
10,266	Plug Power, Inc. (a)(b)	496,669
444	Quanta Services, Inc.	37,229
385	Republic Services, Inc.	34,300
374	Rockwell Automation, Inc.	90,987
703	Rollins, Inc. (b)	23,319
491	Sensata Technologies Holding plc (a)	28,129
171	Snap-on, Inc.	34,732

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrials — 5.1% (Continued)
1,852	Southwest Airlines Company	$107,657
616	Sunrun, Inc. (a)	38,549
115	Teledyne Technologies, Inc. (a)	42,665
333	Toro Company	33,556
752	Trane Technologies plc	115,236
3,648	Uber Technologies, Inc. (a)	188,783
79	Union Pacific Corporation	16,271
3,622	United Airlines Holdings, Inc. (a)	190,807
2,314	United Parcel Service, Inc. - Class B	365,218
128	United Rentals, Inc. (a)	38,065
143	W.W. Grainger, Inc.	53,298
1,343	Waste Management, Inc.	148,925
721	Watsco, Inc. (b)	175,274
561	Westinghouse Air Brake Technologies Corporation (b)	40,633
564	Xylem, Inc.	56,152
		5,636,318
	Information Technology — 14.0%
3,868	Advanced Micro Devices, Inc. (a)	326,885
503	Akamai Technologies, Inc. (a)	47,534
419	Amdocs, Ltd.	31,764
388	Anaplan, Inc. (a)	25,216
8,455	Apple, Inc.	1,025,253
174	Arista Networks, Inc. (a)	48,692
212	Aspen Technology, Inc. (a)	31,908
1,795	Atlassian Corporation plc - Class A (a)	426,672
262	Avalara, Inc. (a)	41,118
476	Black Knight, Inc. (a)	36,504
361	Broadridge Financial Solutions, Inc.	51,439
344	Check Point Software Technologies, Ltd. (a)	37,923
478	Ciena Corporation (a)	24,937
1,244	Cisco Systems, Inc.	55,819
2,109	Citrix Systems, Inc.	281,720
5,233	Cloudflare, Inc. - Class A (a)	387,085
210	Coupa Software, Inc. (a)	72,715
2,240	Crowdstrike Holdings, Inc. - Class A (a)	483,840
1,598	Datadog, Inc. - Class A (a)(b)	152,465
744	Dell Technologies, Inc. - Class C (a)	60,316
6,551	DocuSign, Inc. (a)	1,484,849
595	Dynatrace, Inc. (a)	29,607
4,773	Enphase Energy, Inc. (a)	840,335
192	F5 Networks, Inc. (a)	36,476
5,965	Fastly, Inc. - Class A (a)(b)	438,904
989	First Solar, Inc. (a)(b)	80,129
202	Five9, Inc. (a)	37,418
261	FleetCor Technologies, Inc. (a)	72,378
433	Fortinet, Inc. (a)(b)	73,112
274	Gartner, Inc. (a)	49,057
524	GoDaddy, Inc. - Class A (a)	42,507
263	Guidewire Software, Inc. (a)	29,190
4,042	Hewlett Packard Enterprise Company	58,852
4,498	HP, Inc.	130,307
2,356	Intel Corporation	143,198
2,219	International Business Machines Corporation	263,906
240	Jack Henry & Associates, Inc.	35,626
1,033	Juniper Networks, Inc.	24,048
587	Keysight Technologies, Inc. (a)	83,072
1,472	Marvell Technology Group, Ltd. (b)	71,068
174	MongoDB, Inc. (a)(b)	67,152
698	NetApp, Inc.	43,695
36,260	NortonLifeLock, Inc.	707,433
875	Nuance Communications, Inc. (a)	39,025
385	Okta, Inc. (a)	100,658
4,606	Oracle Corporation	297,133
294	Palo Alto Networks, Inc. (a)	105,343
329	PTC, Inc. (a)	45,053
3,655	QUALCOMM, Inc.	497,774
2,492	RingCentral, Inc. - Class A (a)	942,375
521	salesforce.com, Inc. (a)	112,797
708	Seagate Technology plc(b)	51,847
37	ServiceNow, Inc. (a)	19,738
646	SolarEdge Technologies, Inc. (a)	192,708
490	Splunk, Inc. (a)	70,075
577	StoneCo, Ltd. - Class A (a)	49,512
131	Trade Desk, Inc. - Class A (a)	105,506
785	Trimble, Inc. (a)	58,200
3,459	Twilio, Inc. - Class A (a)(b)	1,358,971
125	Tyler Technologies, Inc. (a)	57,928
256	VMware, Inc. - Class A (a)(b)	35,382
659	Western Digital Corporation	45,161
1,286	Western Union Company	29,861
168	Wix.com, Ltd. (a)	58,560
575	Workday, Inc. - Class A (a)	140,979
768	Xilinx, Inc.	100,070
3,885	Zoom Video Communications, Inc. - Class A (a)	1,451,474

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information Technology — 14.0% (Continued)
4,755	Zscaler, Inc. (a)	$974,918
		15,433,172
	Materials — 3.0%
334	Albemarle Corporation (b)	52,508
201	AptarGroup, Inc.	26,144
262	Avery Dennison Corporation	45,905
1,022	Ball Corporation	87,269
2,356	Corteva, Inc.	106,373
2,370	DuPont de Nemours, Inc.	166,659
212	Eastman Chemical Company	23,163
289	Ecolab, Inc.	60,505
336	International Flavors & Fragrances, Inc.	45,531
1,034	International Paper Company (b)	51,338
1,179	Linde plc	287,995
195	Martin Marietta Materials, Inc.	65,690
26,810	Newmont Corporation	1,457,927
294	Packaging Corporation of America	38,814
744	PPG Industries, Inc.	100,306
4,229	Royal Gold, Inc. (b)	438,590
226	Sherwin-Williams Company	153,757
530	Vulcan Materials Company	88,504
804	Westrock Company	35,046
		3,332,024
	Real Estate — 4.5%
1,412	American Tower Corporation	305,176
442	AvalonBay Communities, Inc.	77,682
449	Boston Properties, Inc.	44,509
303	Camden Property Trust	31,557
1,010	CBRE Group, Inc. - Class A (a)	76,528
1,389	Crown Castle International Corporation	216,337
904	Digital Realty Trust, Inc.	121,796
282	Equinix, Inc.	182,832
528	Equity LifeStyle Properties, Inc.	32,551
1,155	Equity Residential	75,549
205	Essex Property Trust, Inc.	52,232
7,726	Extra Space Storage, Inc.	971,159
2,226	Federal Realty Investment Trust (b)	225,204
1,694	Healthpeak Properties, Inc.	49,278
11,233	Host Hotels & Resorts, Inc.	186,355
899	Iron Mountain, Inc. (b)	31,276
359	Mid-America Apartment Communities, Inc.	48,368
542	National Retail Properties, Inc.	23,761
2,899	Omega Healthcare Investors, Inc.	107,669
3,155	Public Storage	738,081
1,086	Realty Income Corporation	65,442
4,894	Regency Centers Corporation	268,093
350	SBA Communications Corporation	89,296
4,138	Simon Property Group, Inc.	467,263
341	Sun Communities, Inc.	51,815
920	UDR, Inc.	37,876
1,206	Ventas, Inc.	63,797
675	VEREIT, Inc.	26,325
1,680	VICI Properties, Inc. (b)	47,880
1,979	Vornado Realty Trust	84,978
1,314	Welltower, Inc.	89,221
541	WP Carey, Inc.	37,080
		4,926,966
	Utilities — 3.0%
570	American Water Works Company, Inc.	80,872
386	Atmos Energy Corporation (b)	32,659
898	CMS Energy Corporation	48,591
13,569	Consolidated Edison, Inc.	890,804
2,675	Dominion Energy, Inc.	182,756
1,224	Edison International	66,084
771	Essential Utilities, Inc.	32,428
3,748	Eversource Energy	297,891
6,324	NextEra Energy, Inc.	464,688
630	OGE Energy Corporation (b)	18,440
95,444	PG&E Corporation (a)	1,003,116
1,590	Public Service Enterprise Group, Inc.	85,590
910	Sempra Energy	105,542
651	UGI Corporation	24,940
		3,334,401
	TOTAL COMMON STOCKS (Cost $85,195,785)	110,402,663

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
144,413	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)	$144,413
	TOTAL SHORT-TERM INVESTMENTS (Cost $144,413)	144,413

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 14.7%
	Private Funds — 14.7%
16,250,257	Mount Vernon Liquid Assets Portfolio, LLC, 0.13% (c)	16,250,257
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,250,257)	16,250,257

	Total Investments (Cost $101,590,455) — 114.6%	126,797,333
	Liabilities in Excess of Other Assets — (14.6)%	(16,167,142)
	TOTAL NET ASSETS — 100.0%	$110,630,191

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2021. The total value of securities on loan is $16,006,812.
(c)	Rate shown is the annualized seven-day yield as of February 28, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 96.4%
	Communication Services — 18.4%
14,651	Activision Blizzard, Inc.	$1,400,782
3,721	Alphabet, Inc. - Class A (a)	7,523,527
4,078	Alphabet, Inc. - Class C (a)	8,306,315
5,228	Baidu, Inc. - ADR (a)	1,481,929
3,751	Charter Communications, Inc. - Class A (a)	2,300,938
86,745	Comcast Corporation - Class A	4,573,197
5,470	Electronic Arts, Inc.	732,816
29,990	Facebook, Inc. - Class A (a)	7,726,024
6,376	Fox Corporation - Class A	212,385
4,882	Fox Corporation - Class B	155,882
5,016	Match Group, Inc. (a)	766,696
6,190	NetEase, Inc. - ADR	679,972
8,376	Netflix, Inc. (a)	4,513,407
80,738	Sirius XM Holdings, Inc.	472,317
23,564	T-Mobile US, Inc. (a)	2,826,973
		43,673,160
	Consumer Discretionary — 17.8%
6,219	Amazon.com, Inc. (a)	19,234,931
745	Booking Holdings, Inc. (a)	1,734,740
4,438	Dollar Tree, Inc. (a)	435,812
13,084	eBay, Inc.	738,199
16,554	JD.com, Inc. - ADR (a)	1,553,924
2,349	Lululemon Athletica, Inc. (a)	732,136
6,133	Marriott International, Inc. - Class A	908,113
913	MercadoLibre, Inc. (a)	1,495,594
1,345	O’Reilly Automotive, Inc. (a)	601,659
4,827	Peloton Interactive, Inc. - Class A (a)	581,509
5,635	Pinduoduo, Inc. - ADR (a)	964,487
6,723	Ross Stores, Inc.	784,171
22,282	Starbucks Corporation	2,407,125
14,625	Tesla, Inc. (a)	9,879,187
9,926	Trip.com Group, Ltd. - ADR (a)	391,581
		42,443,168
	Consumer Staples — 4.6%
8,369	Costco Wholesale Corporation	2,770,139
26,718	Keurig Dr Pepper, Inc.	815,433
23,216	Kraft Heinz Company	844,598
27,159	Mondelez International, Inc. - Class A	1,443,773
10,007	Monster Beverage Corporation (a)	878,014
26,227	PepsiCo, Inc.	3,388,266
16,427	Walgreens Boots Alliance, Inc.	787,346
		10,927,569
	Health Care — 6.3%
4,117	Alexion Pharmaceuticals, Inc. (a)	628,872
1,464	Align Technology, Inc. (a)	830,249
11,034	Amgen, Inc.	2,481,766
2,885	Biogen, Inc. (a)	787,259
5,795	Cerner Corporation	400,666
1,795	DexCom, Inc. (a)	714,015
23,776	Gilead Sciences, Inc.	1,459,846
1,590	IDEXX Laboratories, Inc. (a)	827,070
2,729	Illumina, Inc. (a)	1,199,150
4,119	Incyte Corporation (a)	324,001
2,199	Intuitive Surgical, Inc. (a)	1,620,224
7,509	Moderna, Inc. (a)	1,162,468
1,963	Regeneron Pharmaceuticals, Inc. (a)	884,469
3,390	Seagen, Inc. (a)	512,263
4,910	Vertex Pharmaceuticals, Inc. (a)	1,043,621
		14,875,939
	Industrials — 1.7%
1,960	Cintas Corporation	635,706
4,450	Copart, Inc. (a)	485,762
14,492	CSX Corporation	1,326,742
10,875	Fastenal Company	504,274
6,545	PACCAR, Inc.	595,530
3,053	Verisk Analytics, Inc.	500,234
		4,048,248
	Information Technology — 46.8% (b)
9,095	Adobe, Inc. (a)	4,180,699
22,832	Advanced Micro Devices, Inc. (a)	1,929,532
7,007	Analog Devices, Inc.	1,091,831
1,597	ANSYS, Inc. (a)	544,561
212,318	Apple, Inc.	25,745,681
17,310	Applied Materials, Inc.	2,045,869
1,412	ASML Holding NV - NY	800,731
2,498	Atlassian Corporation plc - Class A (a)	593,775
4,123	Autodesk, Inc. (a)	1,137,948
8,110	Automatic Data Processing, Inc.	1,411,302
7,677	Broadcom, Inc.	3,607,192
5,275	Cadence Design Systems, Inc. (a)	744,250
2,691	CDW Corporation	422,191

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2021 (Unaudited)

Nationwide Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.4% (Continued)
	Information Technology — 46.8% (b) (Continued)
2,638	Check Point Software Technologies, Ltd. (a)	$290,813
80,296	Cisco Systems, Inc.	3,602,882
10,130	Cognizant Technology Solutions Corporation - Class A	744,352
3,509	DocuSign, Inc. (a)	795,350
12,718	Fiserv, Inc. (a)	1,467,276
77,857	Intel Corporation	4,732,148
4,957	Intuit, Inc.	1,933,924
2,893	KLA Corporation	900,388
2,704	Lam Research Corporation	1,533,682
12,715	Marvell Technology Group, Ltd.	613,880
5,059	Maxim Integrated Products, Inc.	471,347
4,914	Microchip Technology, Inc.	750,024
21,119	Micron Technology, Inc. (a)	1,933,022
94,396	Microsoft Corporation	21,935,743
11,740	NVIDIA Corporation	6,440,329
5,285	NXP Semiconductors NV	964,777
2,229	Okta, Inc. (a)	582,772
6,805	Paychex, Inc.	619,731
22,231	PayPal Holdings, Inc. (a)	5,776,726
21,458	QUALCOMM, Inc.	2,922,365
3,135	Skyworks Solutions, Inc.	557,466
3,025	Splunk, Inc. (a)	432,605
2,859	Synopsys, Inc. (a)	701,055
17,426	Texas Instruments, Inc.	3,001,977
2,137	VeriSign, Inc. (a)	414,642
3,386	Workday, Inc. - Class A (a)	830,179
4,620	Xilinx, Inc.	601,986
3,687	Zoom Video Communications, Inc. - Class A (a)	1,377,500
		111,184,503
	Utilities — 0.8%
9,407	American Electric Power Company, Inc.	704,114
18,495	Exelon Corporation	713,907
9,958	Xcel Energy, Inc.	583,439
		2,001,460
	TOTAL COMMON STOCKS (Cost $205,759,849)	229,154,047

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (c) — 3.0%
177	Nasdaq 100 Index Put, Expiration: 03/19/2021, Exercise Price: $12,975.00	228,497,088	$7,270,275
	TOTAL PURCHASED OPTIONS (Cost $3,086,683)		7,270,275

Shares
	SHORT-TERM INVESTMENTS — 0.8%
	Money Market Funds — 0.8%
1,825,280	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (d)		1,825,280
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,825,280)		1,825,280

	Total Investments (Cost $210,671,812) — 100.2%		238,249,602
	Liabilities in Excess of Other Assets — (0.2)%		(498,914)
	TOTAL NET ASSETS — 100.0%		$237,750,688

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(c)	Exchange traded.
(d)	Rate shown is the annualized seven-day yield as of February 28, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedule of Written Options

February 28, 2021 (Unaudited)

Nationwide Risk-Managed Income ETF

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (0.3)%
177	Nasdaq 100 Index Call, Expiration: 03/19/2021, Exercise Price: $13,800.00	$(228,497,088)	$(668,175)
	TOTAL WRITTEN OPTIONS (Premiums Received $4,365,823)		$(668,175)

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Nationwide Risk-Based U.S. Equity ETF	Nationwide Risk-Based International Equity ETF	Nationwide Maximum Diversification U.S. Core Equity ETF	Nationwide Risk-Managed Income ETF
ASSETS
Investments in securities, at value*+ (Note 2)	$123,120,824	$116,114,665	$126,797,333	$238,249,602
Receivable for capital shares sold	—	—	—	2,725,700
Dividends and interest receivable	129,997	301,881	112,081	138,992
Receivable for options written	—	—	—	10,233
Securities lending income receivable	783	132	721	—
Reclaims receivable	191	281,985	27	—
Total Assets	123,251,795	116,698,663	126,910,162	241,124,527

LIABILITIES
Collateral received for securities loaned (Note 4)	14,374,788	1,807,263	16,250,257	—
Written options, at value (premiums received, $0, $0, $0 and $4,365,823)	—	—	—	668,175
Payable for securities purchased	—	—	—	2,592,447
Management fees payable	26,092	38,725	29,714	113,217
Foreign currency, due to Custodian	—	1,380	—	—
Total Liabilities	14,400,880	1,847,368	16,279,971	3,373,839

NET ASSETS	$108,850,915	$114,851,295	$110,630,191	$237,750,688

Net Assets Consist of:
Paid-in capital	$92,265,892	$116,497,235	$85,617,116	$237,819,773
Total distributable earnings (accumulated deficit)	16,585,023	(1,645,940)	25,013,075	(69,085)
Net assets	$108,850,915	$114,851,295	$110,630,191	$237,750,688

Net assets value:
Net assets	$108,850,915	$114,851,295	$110,630,191	$237,750,688
Shares outstanding ^	3,125,000	4,350,000	2,925,000	8,700,000
Net asset value, offering and redemption price per share	$34.83	$26.40	$37.82	$27.33
*Identified Cost:
Investment in securities	$101,662,994	$101,568,256	$101,590,455	$210,671,812
Foreign currency	—	(67)	—	—

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $14,040,489, $1,720,158, $16,006,812, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Six-Months Ended February 28, 2021 (Unaudited)

	Nationwide Risk-Based U.S. Equity ETF	Nationwide Risk-Based International Equity ETF	Nationwide Maximum Diversification U.S. Core Equity ETF	Nationwide Risk-Managed Income ETF
INCOME
Dividends (1)	$762,634	$969,226	$735,430	$612,540
Interest	16	15	13	158
Securities lending income, net (Note 4)	5,664	2,589	8,698	—
Total investment income	768,314	971,830	744,141	612,698

EXPENSES
Management fees	164,834	242,197	178,039	517,296
Total expenses	164,834	242,197	178,039	517,296
Net investment income (loss)	603,480	729,633	566,102	95,402

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	7,252,202	3,269,592	7,448,333	(7,163,992)
Written options	—	—	—	(1,070,013)
Foreign currency	—	(19,471)	—	—
Change in unrealized appreciation (depreciation) on:
Investments	1,764,180	3,560,758	5,600,395	4,486,379
Written options	—	—	—	3,697,648
Foreign currency	—	(6,870)	—	—
Net realized and unrealized gain (loss) on investments	9,016,382	6,804,009	13,048,728	(49,978)
Net increase (decrease) in net assets resulting from operations	$9,619,862	$7,533,642	$13,614,830	$45,424

(1)	Net of foreign taxes withheld of $0, $75,188, $53 and $503, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Nationwide Risk-Based U.S. Equity ETF

	Six-Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
OPERATIONS
Net investment income (loss)	$603,480	$1,819,257
Net realized gain (loss) on investments	7,252,202	5,715,880
Change in unrealized appreciation (depreciation) on investments	1,764,180	6,474,171
Net increase (decrease) in net assets resulting from operations	9,619,862	14,009,308

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,476,799)	(2,223,675)
Total distributions to shareholders	(1,476,799)	(2,223,675)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	9,162,213	26,310,995
Payments for shares redeemed	(16,202,855)	(44,985,528)
Transaction fees (Note 8)	—	—
Net increase (decrease) in net assets derived from capital share transactions (a)	(7,040,642)	(18,674,533)
Net increase (decrease) in net assets	$1,102,421	$(6,888,900)

NET ASSETS
Beginning of period/year	$107,748,494	$114,637,394
End of period/year	$108,850,915	$107,748,494

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	275,000	875,000
Redemptions	(475,000)	(1,475,000)
Net increase (decrease)	(200,000)	(600,000)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Risk-Based International Equity ETF

	Six-Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
OPERATIONS
Net investment income (loss)	$729,633	$2,144,027
Net realized gain (loss) on investments and foreign currency	3,250,121	(7,445,853)
Change in unrealized appreciation (depreciation) on investments and foreign currency	3,553,888	10,276,495
Net increase (decrease) in net assets resulting from operations	7,533,642	4,974,669

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,149,338)	(3,226,899)
Total distributions to shareholders	(2,149,338)	(3,226,899)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	—	5,166,260
Payments for shares redeemed	(2,711,050)	(11,445,127)
Transaction fees (Note 8)	—	37
Net increase (decrease) in net assets derived from capital share transactions (a)	(2,711,050)	(6,278,830)
Net increase (decrease) in net assets	$2,673,254	$(4,531,060)

NET ASSETS
Beginning of period/year	$112,178,041	$116,709,101
End of period/year	$114,851,295	$112,178,041

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	—	200,000
Redemptions	(100,000)	(475,000)
Net increase (decrease)	(100,000)	(275,000)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Maximum Diversification U.S. Core Equity ETF

	Six-Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
OPERATIONS
Net investment income (loss)	$566,102	$2,177,743
Net realized gain (loss) on investments	7,448,333	4,448,472
Change in unrealized appreciation (depreciation) on investments	5,600,395	10,938,372
Net increase (decrease) in net assets resulting from operations	13,614,830	17,564,587

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,901,945)	(1,874,283)
Total distributions to shareholders	(1,901,945)	(1,874,283)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	9,376,623	6,293,710
Payments for shares redeemed	(11,077,203)	(27,064,745)
Transaction fees (Note 8)	—	—
Net increase (decrease) in net assets derived from capital share transactions (a)	(1,700,580)	(20,771,035)
Net increase (decrease) in net assets	$10,012,305	$(5,080,731)

NET ASSETS
Beginning of period/year	$100,617,886	$105,698,617
End of period/year	$110,630,191	$100,617,886

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	275,000	225,000
Redemptions	(325,000)	(875,000)
Net increase (decrease)	(50,000)	(650,000)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Risk-Managed Income ETF

	Six-Months Ended February 28, 2021 (Unaudited)	Period Ended August 31, 2020 (1)
OPERATIONS
Net investment income (loss)	$95,402	$87,560
Net realized gain (loss) on investments and written options	(8,234,005)	(12,771,743)
Change in unrealized appreciation (depreciation) on investments and written options	8,184,027	23,091,411
Net increase (decrease) in net assets resulting from operations	45,424	10,407,228

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(6,225,869)	(87,560)
Tax return of capital to shareholders	—	(3,039,555)
Total distributions to shareholders	(6,225,869)	(3,127,115)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	143,576,425	135,658,245
Payments for shares redeemed	(27,653,610)	(14,930,040)
Transaction fees (Note 8)	—	—
Net increase (decrease) in net assets derived from capital share transactions (a)	115,922,815	120,728,205
Net increase (decrease) in net assets	$109,742,370	$128,008,318

NET ASSETS
Beginning of period	$128,008,318	$—
End of period	$237,750,688	$128,008,318

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	5,200,000	5,100,000
Redemptions	(1,050,000)	(550,000)
Net increase (decrease)	4,150,000	4,550,000

(1)	Inception date of December 19, 2019. The information presented is for the period from December 19, 2019 to August 31, 2020.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a capital share outstanding throughout the period/year

Nationwide Risk-Based U.S. Equity ETF

	Six-Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Period Ended August 31, 2018(1)
Net asset value, beginning of period/year	$32.41		$29.21	$27.79	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.19		0.48	0.53	0.51
Net realized and unrealized gain (loss) on investments	2.70		3.28	1.49	2.41
Total from investment operations	2.89		3.76	2.02	2.92

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.47)		(0.56)	(0.60)	(0.11)
From realized gains	—		—	—	(0.02)
Total distributions	(0.47)		(0.56)	(0.60)	(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 8)	—		—	—	—

Net asset value, end of period/year	$34.83		$32.41	$29.21	$27.79

Total return	8.93	%(3)	13.00%	7.70%	11.70	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$108,851		$107,748	$114,637	$118,101

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30	%(4)
Net investment income to average net assets	1.10	%(4)	1.64%	1.95%	2.03	%(4)

Portfolio turnover rate (5)	17	%(3)	73%	76%	87	%(3)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period/year

Nationwide Risk-Based International Equity ETF

	Six-Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Period Ended August 31, 2018(1)
Net asset value, beginning of period/year	$25.21		$24.70	$25.99	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.16		0.46	0.68	0.59
Net realized and unrealized gain (loss) on investments	1.52		0.73 (3)	(1.30)	0.53
Total from investment operations	1.68		1.19	(0.62)	1.12

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.49)		(0.68)	(0.67)	(0.11)
From realized gains	—		—	—	(0.02)
Total distributions	(0.49)		(0.68)	(0.67)	(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 8)	—		0.00 (4)	—	0.00	(4)

Net asset value, end of period/year	$26.40		$25.21	$24.70	$25.99

Total return	6.61	%(5)	4.77%	-2.14%	4.48	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$114,851		$112,178	$116,709	$119,550

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.42	%(6)	0.42%	0.42%	0.42	%(6)
Net investment income to average net assets	1.27	%(6)	1.89%	2.74%	2.36	%(6)

Portfolio turnover rate (7)	25	%(5)	78%	98%	145	%(5)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Represents less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period/year

Nationwide Maximum Diversification U.S. Core Equity ETF

	Six-Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Period Ended August 31, 2018(1)
Net asset value, beginning of period/year	$33.82		$29.16	$29.69	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.19		0.64	0.49	0.35
Net realized and unrealized gain (loss) on investments	4.47		4.54	(0.60)	4.46
Total from investment operations	4.66		5.18	(0.11)	4.81

LESS DISTRIBUTIONS:
Distributions from:
Net investment income	(0.66)		(0.52)	(0.42)	(0.12)
Realized gains	—		—	—	(0.00	)(3)
Total distributions	(0.66)		(0.52)	(0.42)	(0.12)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 8)	—		—	0.00 (3)	—

Net asset value, end of period/year	$37.82		$33.82	$29.16	$29.69

Total return	13.84	%(4)	17.96%	-0.11%	19.27	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$110,630		$100,618	$105,699	$114,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.34	%(5)	0.34%	0.34%	0.34	%(5)
Net investment income to average net assets	1.08	%(5)	2.11%	1.75%	1.35	%(5)

Portfolio turnover rate (6)	20	%(4)	40%	37%	26	%(4)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Risk-Managed Income ETF

	Six-Months Ended February 28, 2021 (Unaudited)		Period Ended August 31, 2020(1)
Net asset value, beginning of period	$28.13		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.02		0.05
Net realized and unrealized gain (loss) on investments	0.23		4.61
Total from investment operations	0.25		4.66

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1.05)		(0.04)
Tax return of capital to shareholders	—		(1.49)
Total distributions	(1.05)		(1.53)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 8)	—		—

Net asset value, end of period	$27.33		$28.13

Total return	0.68	%(3)	19.72	%(3)(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$237,751		$128,008

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(5)	0.68	%(5)
Net investment income to average net assets	0.13	%(5)	0.25	%(5)

Portfolio turnover rate (6)	8	%(3)	11	%(3)

(1)	Inception date of December 19, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)

The return reflects the actual performance for the period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF are diversified series and Nationwide Risk-Managed Income ETF is a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Nationwide Risk-Based U.S. Equity ETF is to track the performance of the Rothschild & Co Risk-Based US IndexSM. The investment objective of the Nationwide Risk-Based International Equity ETF is to track the performance of the Rothschild & Co Risk-Based International IndexSM. The investment objective of the Nationwide Maximum Diversification U.S. Core Equity ETF is to track the performance of the TOBAM Maximum Diversification® USA Index. The investment objective of Nationwide Risk-Managed Income ETF is to seek current income with downside protection. The inception date for the Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF is September 15, 2017. The inception date for the Nationwide Risk-Managed Income ETF is December 19, 2019.

The end of the reporting period for the Funds is February 28, 2021, and the period covered by these Notes to Financial Statements is the six-month period from September 1, 2020 to February 28, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Notes to Financial Statements (Continued)

February 28, 2021 (Unaudited)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Nationwide Risk-Based U.S. Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$108,680,874	$—	$—	$108,680,874
Short-Term Investments	65,162	—	—	65,162
Investments Purchased with Proceeds from Securities Lending	—	14,374,788	—	14,374,788
Total Investments in Securities, at value	$108,746,036	$14,374,788	$—	$123,120,824

Nationwide Risk-Based International Equity ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$114,209,984	$—	$—	$114,209,984
Short-Term Investments	97,418	—	—	97,418
Investments Purchased with Proceeds from Securities Lending	—	1,807,263	—	1,807,263
Total Investments in Securities, at value	$114,307,402	$1,807,263	$—	$116,114,665

Notes to Financial Statements (Continued)

February 28, 2021 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$110,402,663	$—	$—	$110,402,663
Short-Term Investments	144,413	—	—	144,413
Investments Purchased with Proceeds from Securities Lending	—	16,250,257	—	16,250,257
Total Investments in Securities, at value	$110,547,076	$16,250,257	$—	$126,797,333

Nationwide Risk-Managed Income ETF

Assets#	Level 1	Level 2	Level 3	Total
Common Stocks	$229,154,047	$—	$—	$229,154,047
Purchased Options	—	7,270,275	—	7,270,275
Short-Term Investments	1,825,280	—	—	1,825,280
Total Investments in Securities, at value	$230,979,327	$7,270,275	$—	$238,249,602

Liabilities#	Level 1	Level 2	Level 3	Total
Written Options	$—	$668,175	$—	$668,175
Total Written Options, at value	$—	$668,175	$—	$668,175

^	See Schedule of Investments for breakout of investments by sector classification.
*	See Schedule of Investments for breakout of investments by country and sector classifications.
#	See Schedule of Investments for breakout of investments by sector classification, contract type and Schedule of Written Options for breakout by contract type.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on

Notes to Financial Statements (Continued)

February 28, 2021 (Unaudited)

uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by each Fund on an annual basis for Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF. Distributions to shareholders from net investment income are declared and paid monthly by Nationwide Risk-Managed Income ETF and realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Nationwide Risk-Based U.S. Equity ETF	$(10,743,349)	$10,743,349
Nationwide Risk-Based International Equity ETF	(1,423,232)	1,423,232
Nationwide Maximum Diversification U.S. Core Equity ETF	(8,377,918)	8,377,918
Nationwide Risk-Managed Income ETF	(4,208,308)	4,208,308

Notes to Financial Statements (Continued)

February 28, 2021 (Unaudited)

During the fiscal year ended August 31, 2020, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Nationwide Risk-Based U.S. Equity ETF	$10,743,349
Nationwide Risk-Based International Equity ETF	1,423,232
Nationwide Maximum Diversification U.S. Core Equity ETF	8,377,918
Nationwide Risk-Managed Income ETF	4,208,308

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Nationwide Fund Advisors (“NFA” or the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Vident Investment Advisory, LLC serves as the sub-adviser for the Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF and Harvest Volatility Management, LLC serves as the sub-adviser for Nationwide Risk-Managed Income ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Funds, Nationwide Risk-Based U.S. Equity ETF pays the Adviser 0.30%, Nationwide Risk-Based International Equity ETF pays the Adviser 0.42%, Nationwide Maximum Diversification U.S. Core Equity ETF pays the Adviser 0.34% and Nationwide Risk-Managed Income ETF pays the Adviser 0.68%, at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Bank of New York Mellon (“BNY” or the “Sub-Custodian”) acts as the securities lending agent for the Nationwide Risk-Based International Equity ETF and the Custodian acts as the securities lending agent for the Nationwide Risk-Based U.S. Equity ETF and the Nationwide Maximum Diversification U.S. Core Equity ETF (the “Securities Lending Agents”).

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at

Notes to Financial Statements (Continued)

February 28, 2021 (Unaudited)

the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreements provide that, in the event of a borrower’s material default, the securities lending agent shall take all actions the securities lending agent deems appropriate to liquidate the collateral, purchase replacement securities at the securities lending agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreements between the Funds and the securities lending agents.

As of the end of the current fiscal period, the Nationwide Risk-Based International Equity ETF, the Nationwide Risk-Based U.S. Equity ETF and the Nationwide Maximum Diversification U.S. Core Equity ETF had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to the Securities Lending Agents were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
Nationwide Risk-Based U.S. Equity ETF	$14,040,489	$14,374,788	*
Nationwide Risk-Based International Equity ETF	1,720,158	1,807,263	^
Nationwide Maximum Diversification U.S. Core Equity ETF	16,006,812	16,250,257	*
Nationwide Risk-Managed Income ETF	—	—

*

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

^	The cash collateral received was invested in repurchase agreements collateralized by various U.S. government obligations, short-term investments with an overnight and continuous maturity.

The Nationwide Risk-Based International Equity ETF receives cash and non-cash collateral in return for securities loaned as part of the securities lending program. The cash collateral is invested in various repurchase agreements with selected commercial banks and broker-dealers, under which the Fund acquires U.S. government obligations as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the current fiscal period. The Schedule of Investments for the Fund includes investments purchased with particular cash collateral holdings as of the end of the reporting period. There was no non-cash collateral received by the Nationwide Risk-Based International Equity ETF at the end of the current fiscal period.

Notes to Financial Statements (Continued)

February 28, 2021 (Unaudited)

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Fees and Interest Earned
Nationwide Risk-Based U.S. Equity ETF	$5,664
Nationwide Risk-Based International Equity ETF	2,589
Nationwide Maximum Diversification U.S. Core Equity ETF	8,698
Nationwide Risk-Managed Income ETF	—

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities, options, and in-kind transactions were as follows:

Fund	Purchases	Sales
Nationwide Risk-Based U.S. Equity ETF	$18,965,357	$19,707,409
Nationwide Risk-Based International Equity ETF	28,284,324	29,750,624
Nationwide Maximum Diversification U.S. Core Equity ETF	21,238,886	22,544,860
Nationwide Risk-Managed Income ETF	12,014,658	29,388,663

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Redemptions
Nationwide Risk-Based U.S. Equity ETF	$9,146,035	$16,289,105
Nationwide Risk-Based International Equity ETF	—	2,706,910
Nationwide Maximum Diversification U.S. Core Equity ETF	9,337,118	11,118,375
Nationwide Risk-Managed Income ETF	141,674,218	27,280,204

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

Options Contracts. Nationwide Risk-Managed Income ETF may purchase call and put options. The Fund may also write options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above

Notes to Financial Statements (Continued)

February 28, 2021 (Unaudited)

the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average monthly volume of derivative activity during the current fiscal period was as follows:

	Average Monthly Value
Fund	Purchased Options	Written Options
Nationwide Risk-Managed Income ETF	$3,193,413	$(2,865,828)

The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period is as follows:

		Asset Derivatives*
Fund	Derivatives Not Accounted for as Hedging Instruments	Location	Value
Nationwide Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in Securities, at Value	$7,270,275

		Liability Derivatives*
Fund	Derivatives Not Accounted for as Hedging Instruments	Location	Value
Nationwide Risk-Managed Income ETF	Equity Contracts - Written Options	Investments in Written Options, at Value	$668,175

The effect of derivative instruments on the Statements of Operations for the current fiscal period is as follows:

Fund	Derivatives Not Accounted for as Hedging Instruments	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Nationwide Risk-Managed Income ETF	Equity Contracts - Purchased Options	$(14,160,326	)*	$5,330,201	**
Nationwide Risk-Managed Income ETF	Equity Contracts - Written Options	(1,070,013)		3,697,648

*	Included in net realized gain (loss) on investments as reported in the Statements of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statement of Operations.

Notes to Financial Statements (Continued)

February 28, 2021 (Unaudited)

NOTE 7 – INCOME TAX INFORMATION

The components of tax basis cost of investments and distributable earnings (accumulated deficit) for federal income tax purposes at August 31, 2020, were as follows:

	Nationwide Risk-Based U.S. Equity ETF	Nationwide Risk-Based International Equity ETF	Nationwide Maximum Diversification U.S. Core Equity ETF	Nationwide Risk-Managed Income ETF
Tax cost of investments	$103,090,229	$104,347,348	$94,764,574	$104,312,495
Gross tax unrealized appreciation	$21,325,972	$16,841,756	$24,058,922	$26,272,973
Gross tax unrealized depreciation	(2,476,032)	(6,866,851)	(4,913,514)	(2,688,740)
Net tax unrealized appreciation (depreciation)	18,849,940	9,974,905	19,145,408	23,584,233
Undistributed ordinary income	972,444	1,580,608	1,497,793	—
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(11,380,424)	(18,585,757)	(7,343,011)	(17,472,873)
Distributed earnings (accumulated deficit)	$8,441,960	$(7,030,244)	$13,300,190	$6,111,360

The difference between book and tax-basis cost is due primarily to timing differences in recognizing wash sale losses in security transactions, tax treatment of certain derivatives and tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2020, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of August 31, 2020, the Funds had the following capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Nationwide Risk-Based U.S. Equity ETF	$(7,710,103)	$(3,670,321)
Nationwide Risk-Based International Equity ETF	(9,990,706)	(8,614,529)
Nationwide Maximum Diversification U.S. Core Equity ETF	(3,001,554)	(4,341,457)
Nationwide Risk-Managed Income ETF	(6,712,337)	(10,760,536)

The tax character of distributions declared by the Funds during the year/period ended August 31, 2020 and year ended August 31, 2019 was as follows:

	Year/Period Ended August 31, 2020
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Risk-Based U.S. Equity ETF	$2,223,675	$—	$—
Nationwide Risk-Based International Equity ETF	3,226,899	—	—
Nationwide Maximum Diversification U.S. Core Equity ETF	1,874,283	—	—
Nationwide Risk-Managed Income ETF	87,560	—	3,039,555

Notes to Financial Statements (Continued)

February 28, 2021 (Unaudited)

	Year Ended August 31, 2019
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Risk-Based U.S. Equity ETF	$2,452,837	$—	$—
Nationwide Risk-Based International Equity ETF	3,061,273	—	—
Nationwide Maximum Diversification U.S. Core Equity ETF	1,544,599	—	—
Nationwide Risk-Managed Income ETF	N/A	N/A	N/A

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares. Nationwide Risk-Managed Income ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Nationwide Risk-Based U.S. Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF and Nationwide Risk-Managed Income ETF is $500, payable to the Custodian. The standard fixed transaction fee for Nationwide Risk-Based International Equity ETF is $4,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the Capital Shares Transactions section of each Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 9 – RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Derivatives Risk (Risk-Managed Fund only). The Fund invests in options that derive their performance from the performance of an underlying reference asset. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may have investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their reference asset, or if the Fund is unable to purchase or liquidate a position

Notes to Financial Statements (Continued)

February 28, 2021 (Unaudited)

because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

Foreign Securities Risk (International Fund only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the International Fund more volatile and potentially less liquid than other types of investments.

Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

NOTE 10 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940. As of the end of the current fiscal period, ownership by affiliated funds and the parent company of the Adviser was as follows:

Fund	Shares Owned	Percentage of Total Shares Outstanding
Nationwide Risk-Based U.S. Equity ETF	3,105,300	99.37%
Nationwide Risk-Based International Equity ETF	4,307,000	99.01%
Nationwide Maximum Diversification U.S. Core Equity ETF	2,750,716	94.04%

Expense Examples

For the Six-Months Ended February 28, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Nationwide Risk-Based U.S. Equity ETF

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,089.30	$1.55
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.31	$1.51

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Nationwide Risk-Based International Equity ETF

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 1,066.10	$2.15
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.71	$2.11

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.42%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Expense Examples (Continued)

For the Six-Months Ended February 28, 2021 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 1,138.40	$1.80
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.11	$1.71

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.34%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Nationwide Risk-Managed Income ETF

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 1,006.80	$3.38
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.42	$3.41

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Federal Tax Information (Unaudited)

For the fiscal year ended August 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Nationwide Risk-Based U.S. Equity ETF	100.00%
Nationwide Risk-Based International Equity ETF	93.89%
Nationwide Maximum Diversification U.S. Core Equity ETF	99.68%
Nationwide Risk-Managed Income ETF	98.77%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2020 was as follows:

Nationwide Risk-Based U.S. Equity ETF	100.00%
Nationwide Risk-Based International Equity ETF	91.68%
Nationwide Maximum Diversification U.S. Core Equity ETF	98.63%
Nationwide Risk-Managed Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Nationwide Risk-Based U.S. Equity ETF	0.00%
Nationwide Risk-Based International Equity ETF	0.00%
Nationwide Maximum Diversification U.S. Core Equity ETF	0.00%
Nationwide Risk-Managed Income ETF	0.00%

Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the fiscal year ended August 31, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Nationwide Risk-Based U.S. Equity ETF	$—	$—	—
Nationwide Risk-Based International Equity ETF	274,654	0.0617200	100.00%
Nationwide Maximum Diversification U.S. Core Equity ETF	—	—	—
Nationwide Risk-Managed Income ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com. Each Fund’s portfolio holdings are posted on their website at www.etf.nationwide.com daily.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees (Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.etf.nationwide.com.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.etf.nationwide.com.

This page intentionally left blank

This page intentionally left blank

Adviser

Nationwide Fund Advisors
One Nationwide Plaza
Columbus, Ohio 43215

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Sub-Adviser (Risk-Managed Income ETF)

Harvest Volatility Management, LLC
420 Lexington Avenue, Suite 2620
New York, New York, 10170

Index Provider (Risk-Based ETFs)

Rothschild & Co Risk Based Investments LLC
1251 Avenue of the Americas
New York, New York 10020

Index Provider (Maximum Diversification ETF)

TOBAM S.A.S.
49/53 Avenue Des Champs-Elysees
Paris, France 75008

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Nationwide Risk-Based U.S. Equity ETF

Symbol – RBUS	CUSIP – 26922A677

Nationwide Risk-Based International Equity ETF

Symbol – RBIN	CUSIP – 26922A669

Nationwide Maximum Diversification U.S. Core Equity ETF

Symbol – MXDU	CUSIP – 26922A651

Nationwide Risk-Managed Income ETF

Symbol – NUSI	CUSIP – 26922A172

SAR-ETF (4/21)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/21/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/21/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	4/21/2021

* Print the name and title of each signing officer under his or her signature.